SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Weighted average interest rates, bank deposit	1.69%	1.26%
Employees entitled severance monthly deposit, as a percentage of salary	8.33%
Severance expense	$ 2,707	$ 2,503	$ 1,794
Marketing expenses	$ 14,106	$ 10,622	$ 7,498
Antidilutive securities excluded from computation of earnings per share, amount	1,880,018	1,381,114	484,726
Deferred taxes increased	$ 13,600
Increased additional paid-in capital	400
Increase in retained earnings	13,200
Decrease in deferred revenue	3,700
Increase in asset related to incremental cost to obtain contracts which is mainly due to sales commissions that will be recorded against retained earnings	$ 13,000
United States [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Maximum annual contribution per employee	$ 18
Matching contribution expense	1,677	$ 1,259	$ 907
United States [Member] | Employees Over Fifty Years [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 24
United States [Member] | First 3% of Employee Contribution [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
United States [Member] | Next 2% of Employee Contribution [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	2.00%
Foreign Exchange Forward and Option [Member]
Significant Accounting Policies [Line Items]
Accumulated other comprehensive gain (loss) from currency forward and option transactions	$ 277	(34)
Accumulated other comprehensive gain (loss) from currency forward and option transactions, tax	38	6
Notional amounts	17,366
Fair value of derivative asset	0	347
Foreign Exchange Forward and Option [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	0	72
Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Notional amounts	7,731
Financial income (loss) from hedging transaction, net	(796)	270	$ 260
Foreign Exchange Forward [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	683	6
Foreign Exchange Forward [Member] | Derivative Assets [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative asset	$ 315	$ 32
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	11 years